Equity and Redeemable Noncontrolling Interest - Rollforward of Common Stock (Details)	3 Months Ended
Mar. 31, 2023 shares
Equity [Abstract]
Beginning balance (in shares)	645,000,000
Shares issued under long-term incentive compensation plans (in shares)	3,129,652
Shares repurchased (in shares)	0
Ending balance (in shares)	648,129,652